Off-Balance Sheet Exposure (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Mar. 31, 2024	Mar. 31, 2023
Off - Balance Sheet Exposures [Abstract]
Credit facility amount	$ 1,000	$ 1,000
Percentage of the common stock of the customer			10.00%
Off-balance sheet exposure of credit facility				$ 263
Credit facility and the amount was reflected in accounts receivable				737
Utilized credit facility amount				$ 28